As filed with the Securities and Exchange Commission on September 24, 2009
                                                    1933 Act File No: 333-108433
                                                     1940 Act File No: 811-09933

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.                                     [ ]

Post-Effective Amendment No. 20                                 [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 33                                                [X]

                        (Check appropriate box or boxes.)

                      Jackson National Separate Account IV
                           (Exact Name of Registrant)

                     Jackson National Life Insurance Company
                               (Name of Depositor)

                    1 Corporate Way, Lansing, Michigan 48951
              (Address of Depositor's Principal Executive Offices)

                                 (517) 381-5500
               Depositor's Telephone Number, including Area Code:

                             Thomas J. Meyer, Esq.
              Senior Vice President, Secretary and General Counsel
                     Jackson National Life Insurance Company
                                 1 Corporate Way
                                Lansing, MI 48951

                     (Name and Address of Agent for Service)

                                With a Copy to:

                            Anthony L. Dowling, Esq.
                    Jackson National Life Insurance Company
                                1 Corporate Way
                               Lansing, MI 48951



It is proposed that this filing will become effective (check appropriate box)

[ ]   Immediately upon filing pursuant to paragraph (b)

[X]   On September 28, 2009, pursuant to paragraph (b)

[ ]   60 days after filing pursuant to paragraph (a)(1)

[ ]   On [date], pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: the variable portion of Flexible Premium Fixed and Variable Deferred Annuity contracts.

EXPLANATORY NOTE: This Amendment supplements the prospectus. Part C is also amended as indicated. The amendment does not otherwise delete, amend, or supersede any other information in the registration statement, as previously amended, including exhibits and undertakings. Accordingly, Parts A and B of Post-Effective Amendment No. 19 as filed on April 2, 2009 (Accession No. 0001113683-09-000008), as thereafter supplemented, are hereby incorporated by reference.

                       SUPPLEMENT DATED SEPTEMBER 28, 2009
                    TO THE PROSPECTUS DATED APRIL 6, 2009 FOR

                           PERSPECTIVE INVESTOR VUL(R)

              ISSUED BY JACKSON NATIONAL LIFE INSURANCE COMPANY(R)
                  THROUGH JACKSON NATIONAL SEPARATE ACCOUNT IV

THIS SUPPLEMENT UPDATES THE PROSPECTUS. PLEASE READ AND KEEP IT TOGETHER WITH YOUR COPY OF THE PROSPECTUS FOR FUTURE REFERENCE.

--------------------------------------------------------------------------------
*    On the first page, please replace the second paragraph with the following.

     The policies currently offer 74 allocation options, including 73 variable investment options, each of which is an Investment Division of Jackson National Separate Account IV and our Fixed Account. Each Investment Division invests exclusively in shares of one of the Underlying Mutual Funds of JNL(R) Series Trust or JNL Variable Fund LLC.

--------------------------------------------------------------------------------
* Two new Investment Divisions of the Separate Account are available, each of which invests in the following funds - all Class B shares.

JNL SERIES TRUST
     JNL/Ivy Asset Strategy Fund
     JNL/Mellon Capital Management Global Alpha Fund

*    Also please note the following merger.

JNL SERIES TRUST
     JNL/PPM America Core Equity Fund merged into the JNL/Mellon Capital Management S&P 500 Index Fund

*    Also please note the following name changes.

JNL SERIES TRUST

     JNL/Credit Suisse Commodity Securities Fund (FORMERLY JNL/CREDIT SUISSE GLOBAL NATURAL RESOURCES FUND)
     JNL/T. Rowe Price Short-Term Bond Fund (FORMERLY JNL/GOLDMAN SACHS SHORT DURATION BOND FUND)

MORE INFORMATION ABOUT THE ABOVE CHANGES IS AVAILABLE IN THE RESPECTIVE PROSPECTUS (AND SUPPLEMENTS) OF THE JNL SERIES TRUST.

--------------------------------------------------------------------------------
* Under CHARGES ASSESSED AGAINST THE UNDERLYING MUTUAL FUNDS, under Individual Underlying Mutual Fund Company Annual Expenses, please add the following funds:

--------------------------------------------------------- ---------------- ---------- ------------ --------------- --------------

--------------------------------------------------------
           INDIVIDUAL UNDERLYING MUTUAL FUND                                                       ACQUIRED FUND
                COMPANY ANNUAL EXPENSES                                                               FEES AND     TOTAL ANNUAL
        (AS A PERCENTAGE OF AVERAGE NET ASSETS)                             SERVICE                  EXPENSES C     UNDERLYING
                                                          MANAGEMENT AND   (12B-1)       OTHER                      MUTUAL FUND
                       FUND NAME                            ADMIN FEE A       FEE     EXPENSES B                     EXPENSES
--------------------------------------------------------- ---------------- ---------- ------------ --------------- --------------
--------------------------------------------------------- ---------------- ---------- ------------ --------------- --------------
JNL/Ivy Asset Strategy                                         1.05%         0.00%       0.01%         0.00%           1.06%
--------------------------------------------------------- ---------------- ---------- ------------ --------------- --------------
--------------------------------------------------------- ---------------- ---------- ------------ --------------- --------------
JNL/Mellon Capital Management Global Alpha                     1.15%         0.00%       0.01%         0.00%           1.16%
--------------------------------------------------------- ---------------- ---------- ------------ --------------- --------------
--------------------------------------------------------- ---------------- ---------- ------------ --------------- --------------
JNL/T. Rowe Price Short-Term Bond                              0.54%         0.00%       0.00%         0.02%           0.56%
--------------------------------------------------------- ---------------- ---------- ------------ --------------- --------------

--------------------------------------------------------------------------------
* Under CHARGES ASSESSED AGAINST THE UNDERLYING MUTUAL FUNDS, under Individual Underlying Mutual Fund Company Annual Expenses, please delete the following funds from the Fund Operating Expenses Chart:

     JNL/Goldman Sachs Short Duration Bond Fund
     JNL/PPM America Core Equity Fund

--------------------------------------------------------------------------------
* Under CHARGES ASSESSED AGAINST THE UNDERLYING MUTUAL FUNDS, under Individual Underlying Mutual Fund Company Annual Expenses, please delete the second paragraph in footnote A in its entirety and replace it with the following:

     The JNL/AIM Global Real Estate Fund, JNL/AIM International Growth Fund, JNL/Capital Guardian International Small Cap Fund, JNL/Capital Guardian Global Diversified Research Fund, JNL/Capital Guardian Global Balanced Fund, JNL/Credit Suisse Commodity Securities Fund, JNL/Credit Suisse Long/Short Fund, JNL/Franklin Templeton Global Growth Fund, JNL/Goldman Sachs Emerging Markets Debt Fund, JNL/Ivy Asset Strategy Fund, JNL/JPMorgan International Value Fund, JNL/Lazard Emerging Markets Fund, JNL/M&G Global Basics Fund, JNL/M&G Global Leaders Fund, JNL/Oppenheimer Global Growth Fund, JNL/PAM Asia Ex-Japan Fund, JNL/Red Rocks Listed Private Equity Fund, and all of the JNL/Mellon Capital Management Funds EXCEPT the JNL/Mellon Capital Management S&P 500 Index Fund, JNL/Mellon Capital Management S&P 400 MidCap Index Fund, JNL/Mellon Capital Management Small Cap Index Fund, JNL/Mellon Capital Management Bond Index Fund, JNL/Mellon Capital Management Index 5 Fund, JNL/Mellon Capital Management 10 x 10 Fund, JNL/Mellon Capital Management Global 15 Fund, JNL/Mellon Capital Management NYSE(R) International 25 Fund, JNL/Mellon Capital Management European 30 Fund, and JNL/Mellon Capital Management Pacific Rim 30 Fund pay an administrative fee of 0.15%.

--------------------------------------------------------------------------------
* Under THE SEPARATE ACCOUNT, with the JNL SERIES TRUST, please add the following information about the newly available funds.

--------------------------------------------------------------------------------
JNL/CREDIT SUISSE COMMODITY SECURITIES FUND
     Jackson National Asset Management, LLC (and Credit Suisse Asset Management,
     LLC)

          Seeks long-term capital growth by investing in equity securities and commodity-linked derivative instruments that provide exposure to the natural resources sector, as well as fixed income securities. The Fund will invest in companies active in the extraction, production, processing and trading of the following products, including, but not limited to: chemicals; building materials; metal and other raw materials; timber and paper products; agriculture products; containers and packaging, as well as, companies in the energy resources sector.

          Under normal market conditions, the Fund will be comprised of two portfolios and will invest approximately 50% in each portfolio. One portfolio will focus on companies active in the extraction, production, and processing of commodities and raw materials; the "Natural Resources Portfolio." The other portfolio will focus on investments in commodity instruments; the "Commodities Portfolio."

--------------------------------------------------------------------------------
JNL/IVY ASSET STRATEGY FUND
     Jackson National Asset Management, LLC (and Ivy Investment Management Company)

          Seeks high total return over the long term by allocating its assets among primarily stocks, bonds, commodities, and short-term instruments of issuers located around the world.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT GLOBAL ALPHA FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks total return by using a variety of investment strategies, sometimes referred to as absolute return strategies, to produce returns with low correlation with, and less volatility than, major markets over a complete market cycle; typically a period of several years. The Fund seeks to provide returns that are largely independent of market moves.

--------------------------------------------------------------------------------
JNL/T. ROWE PRICE SHORT-TERM BOND FUND
     Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)

          Seeks a high level of income consistent with minimal fluctuation in principal value and liquidity by investing in a diversified portfolio of short- and intermediate-term investment-grade corporate, government, and mortgage-backed securities. The Fund may also invest in bank obligations, collateralized mortgage obligations, and foreign securities. Normally, the Fund will invest at least 80% of its net assets in bonds. The Fund's average effective maturity will not exceed three years. The Fund will only purchase securities that are rated within the four highest credit categories (e.g. AAA, AA, A, BBB, or equivalent) by at least one nationally recognized credit rating agency or, if unrated, deemed to be of comparable quality by the Sub-Adviser.

--------------------------------------------------------------------------------
* Under THE SEPARATE ACCOUNT, with the JNL SERIES TRUST, please delete the disclosure language regarding the following unavailable funds:

         JNL/Goldman Sachs Short Duration Bond Fund; and
         JNL/PPM America Core Equity Fund

--------------------------------------------------------------------------------
* Under FEDERAL TAX CONSIDERATIONS, with the subsection entitled "Owner Control," please replace the second sentence of the second paragraph with the following.

          The first difference is that the policy in the Revenue Ruling provided only 12 investment options with the insurance company having the ability to add an additional eight options whereas our policy offers 73 Investment Divisions and at least one Fixed Account.

--------------------------------------------------------------------------------
*    Under APPENDIX C, please insert the following:

THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. ("MSCI"), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE "MSCI PARTIES"). THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI. MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY JACKSON NATIONAL ASSET MANAGEMENT, LLC. NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN THE JNL/MELLON CAPITAL
MANAGEMENT INTERNATIONAL INDEX FUND PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE. MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY. NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES. NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND IS REDEEMABLE. FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND, OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

(TO BE USED WITH VC5825 04/09)                                     JMU4015 09/09

                                     Part C

                                Other Information

Item 26.  Exhibits

(a) Resolution of Board of Directors of Jackson National Life Insurance Company authorizing the establishment of Jackson National Life Separate Account IV, incorporated by reference to Registrant's Registration Statement on Form S-6 (File Nos. 333-36506 and 811-09933) as filed on May 8, 2000.

(b)  Not applicable.

(c) (1) Distribution Agreement between Jackson National Life Insurance Company and Jackson National Life Distributors, Inc., incorporated by reference to Registrant's Registration Statement on form N-6 (File Nos. 333-108433 and 811-09933) filed via EDGAR on September 2, 2003.

     (2) Form of Selling Agreement, incorporated by reference to Registrant's Pre-Effective Amendment No. 1 filed on November 25, 2003 (File Nos. 333-108433 and 811-09933).

     (3) Form of Distribution Agreement between Jackson National Life Insurance Company of New York and Jackson National Life Distributors, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 2 filed on April 29, 2004 (File Nos. 333-108433 and 811-09933).

     (4) Amended and Restated General Distributor Agreement dated October 25, 2005, incorporated by reference to the Registrants Post-Effective Amendment No. 20 filed on December 19, 2005 (File Nos. 333-70472 and 811-08664).

(d) (1) Form of Flexible Premium Variable Life Insurance Policy, incorporated by reference to Registrant's Registration Statement on form N-6 (File Nos. 333-108433 and 811-09933) filed via EDGAR on September 2, 2003.

     (2)  Form  of  Child   Insurance   Rider,   incorporated  by  reference  to
     Registrant's Registration Statement on form N-6 (File Nos. 333-108433 and 811-09933) filed via EDGAR on September 2, 2003.

     (3) Form of Scheduled Term Insurance Rider, incorporated by reference to Registrant's Registration Statement on form N-6 (File Nos. 333-108433 and 811-09933) filed via EDGAR on September 2, 2003.

     (4) Form of Guaranteed Minimum Death Benefit Rider, incorporated by reference to Registrant's Registration Statement on form N-6 (File Nos. 333-108433 and 811-09933) filed via EDGAR on September 2, 2003.

     (5) Form of Other Insured Term Insurance Rider, incorporated by reference to Registrant's Registration Statement on form N-6 (File Nos. 333-108433 and 811-09933) filed via EDGAR on September 2, 2003.

     (6) Form of Waiver of Monthly Deductions Rider, incorporated by reference to Registrant's Registration Statement on form N-6 (File Nos. 333-108433 and 811-09933) filed via EDGAR on September 2, 2003.

     (7) Form of Waiver of Specified Premium, incorporated by reference to Registrant's Registration Statement on form N-6 (File Nos. 333-108433 and 811-09933) filed via EDGAR on September 2, 2003.

     (8) Form of Terminal Illness Benefit Rider, incorporated by reference to Registrant's Pre-Effective Amendment No. 1 filed on November 25, 2003 (File Nos. 333-108433 and 811-09933).

     (9) Form of Waiver of Withdrawal Charge of Specified Conditions Rider, incorporated by reference to Registrant's Pre-Effective Amendment No. 1 filed on November 25, 2003 (File Nos. 333-108433 and 811-09933).

     (10) Form of Loan and Reduced Paid-Up Option Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 3 filed on October 27, 2004 (File Nos. 333-108433 and 811-09933).

     (11) Form of Overloan Protection Benefit Rider, incorporated by reference to Registrant's Post-effective Amendment No. 10 filed on January 18, 2008 (File Nos. 333-108433 and 811-09933).

     (12) Form of Other Insured Term Insurance Rider, incorporated by reference to Registrant's Post- Effective Amendment No. 18 filed on October 3, 2008 (file Nos. 333-108433 and 811-09933).

     (13) Form of Guaranteed Death Benefit Rider, incorporated by reference to Registrant's Post- Effective Amendment No. 18 filed on October 3, 2008 (file Nos. 333-108433 and 811-09933).

     (14) Form of Renewable Term Insurance to Age 95 Rider, incorporated by reference to Registrant's Post- Effective Amendment No. 18 filed on October 3, 2008 (file Nos. 333-108433 and 811-09933).

     (15) Form of Flexible Premium Variable Life Insurance Policy, incorporated by reference to Registrant's Post- Effective Amendment No. 18 filed on October 3, 2008 (file Nos. 333-108433 and 811-09933).

(e)  (1)  Specimen  Application,   incorporated  by  reference  to  Registrant's
     Registration Statement on form N-6 (File Nos. 333-108433 and 811-09933) filed on September 2, 2003.

     (2)  Specimen  Supplemental  Application,   incorporated  by  reference  to
     Registrant's Post-Effective Amendment No. 3 filed on October 27, 2004 (File Nos. 333-108433 and 811-09933).

     (3) Flexible Premium Variable Life Insurance Premium Allocation/Benefit Selection, incorporated by reference to Registrant's Pre-Effective
     Amendment No. 1 filed on December 23, 2004 (File Nos. 333-118131 and 811-09933).

     (4) Flexible Premium Variable Life Insurance Premium Allocation/Benefit Selection, incorporated by reference to Registrant's Post-Effective
     Amendment  No.  12  filed  on March  26,  2008  File  Nos.  333-118131  and
     811-09933).

     (5) Specimen Application, incorporated by reference to Registrant's Post-Effective Amendment No. 18 filed on October 3, 2008 (file Nos. 333-108433 and 811-09933).

     (6) Flexible Premium Variable Life Insurance Premium Allocation/Benefit Selection, incorporated by reference to Registrant's Post- Effective Amendment No. 18 filed on October 3, 2008 (file Nos. 333-108433 and 811-09933).

(f) (1) Articles of Incorporation of Jackson National Life Insurance Company, incorporated by reference to the Registration Statement on Form N-4 (File Nos. 333-70697 and 811-09119) filed on January 15, 1999.

     (2) Bylaws of Jackson National Life Insurance Company, incorporated by reference to Registration Statement on Form N-4 (File Nos. 333-70697 and 811-09119) filed on January 15, 1999.

(g) (1) Reinsurance Agreement between Jackson National Life Insurance Company and Security Life of Denver Insurance Company, incorporated by reference to Registrant's Post-Effective Amendment No. 6 filed on April 28, 2006 (File Nos. 333-108433 and 811-09933).

     (2) Reinsurance Agreement between Jackson National Life Insurance Company and RGA Reinsurance Company, incorporated by reference to Registrant's
     Post-Effective Amendment No. 6 filed on April 28, 2006 (File Nos. 333-108433 and 811-09933).

     (3) Reinsurance Agreement between Jackson National Life Insurance Company and Transamerica Occidental Life Insurance Company, incorporated by reference to Registrant's Post-Effective Amendment No. 6 filed on April 28, 2006 (File Nos. 333-108433 and 811-09933).

     (4) Reinsurance Agreement between Jackson National Life Insurance Company and Swiss Re Life & Health America Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed on December 22, 2006 (File Nos. 333-108433 and 811-09933).

     (5) Reinsurance Agreement between Jackson National Life Insurance Company and Munich American Reassurance Company, incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed on December 22, 2006 (File Nos. 333-108433 and 811-09933).

     (6) Amendment No. 3 to Reinsurance Agreement No. I59599US-04(0782701) effective March 8, 2004 between JACKSON NATIONAL LIFE INSURANCE COMPANY of Lansing, Michigan ("the Company") and SWISS RE LIFE & HEALTH AMERICA INC. of Hartford, Connecticut ("the Reinsureer"), incorporated by reference to Registrant's Post- Effective Amendment No. 18 filed on October 3, 2008 (file Nos. 333-108433 and 811-09933).

     (7) Addendum 2 to Automatic and Facultative YRT Reinsurance Agreement between Jackson National Life Insurance Company and RGA Reinsurance Company effective July 30, 2007 #10917, Effective October 6, 2008, incorporated by reference to Registrant's Post- Effective Amendment No. 19 filed on April 2, 2009 (file Nos. 333-108433 and 811-09933).

     (8) Automatic Yearly Renewable Term Reinsurance Agreement between Jackson National Life Insurance Company and Generali USA Life Reassurance Company, attached hereto.

(h)  Not applicable.

(i)  Not applicable.

(j)  Not applicable.

(k)  Legal Opinion and Consent of Counsel, attached hereto.

(l) (1)Actuarial Opinion, incorporated by reference to Registrant's Pre-Effective Amendment No. 1 filed on November 25, 2003 (File Nos. 333-108433 and 811-09933).

(l) (2)Actuarial Opinion, incorporated by reference to Registrant's Pre-Effective Amendment No. 12 filed on March 26, 2008 (File Nos. 333-108433 and 811-09933).

(l) (3)Actuarial Opinion, incorporated by reference to Registrant's Post-Effective Amendment No. 18 filed on October 3, 2008 (file Nos. 333-108433 and 811-09933).

(l) (4) Actuarial Opinion, incorporated by reference to Registrant's Post-Effective Amendment No. 19 filed on April 2, 2009 (file Nos. 333-108433 and 811-09933).

(m)  (1)Sample   Calculations,   incorporated   by  reference  to   Registrant's
     Pre-Effective Amendment No. 1 filed on November 25, 2003 (File Nos. 333-108433 and 811-09933).

(m)  (2)Sample   Calculations,   incorporated   by  reference  to   Registrant's
     Post-Effective Amendment No. 8 filed on April 27, 2007 (File Nos. 333-108433 and 811-09933).

(m)  (3)Sample   Calculations,   incorporated by reference to Registrant's Post-
     Effective Amendment No. 18 filed on October 3, 2008 (file Nos. 333-108433 and 811-09933).

(n)  Consent of Independent Registered Public Accounting Firm, attached hereto.

(o)  Not applicable.

(p)  Not applicable.

(q) (1) Redeemability Exemption, incorporated by reference to Registrant's Pre-Effective Amendment No. 1 filed on November 25, 2003 (File Nos. 333-108433 and 811-09933).

(q) (2) Redeemability Exemption, incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed on December 22, 2006 (File Nos. 333-108433 and 811-09933).

(q)  (3)  Redeemability  Exemption,  incorporated  by reference to  Registrant's
     Post-Effective Amendment No. 12 filed on March 26, 2008 (File Nos. 333-108433 and 811-09933).

Item 27. Directors and Officers of the Depositor

Name and Principal                      Positions and Offices
Business Address                        with Depositor

Richard D. Ash                          Vice President -
1 Corporate Way                         Actuary & Appointed Actuary
Lansing, MI 48951

John B. Banez                           Vice President
1 Corporate Way
Lansing, MI 48951

Maureen Bernacchi                       Assistant Vice President
7601 Technology Way
Denver, CO 80237

James P. Binder                         Senior Vice President & Treasurer
1 Corporate Way
Lansing, MI 48951

Steve Binioris                          Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Michele Binkley                         Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Dennis Blue                             Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Barrett Bonemer                         Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Jeff Borton                             Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Pamela L. Bottles                       Assistant Vice President
1 Corporate Way
Lansing, MI 48951

John H. Brown                           Vice President
1 Corporate Way
Lansing, MI 48951

James Carter                            Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Joseph Mark Clark                       Vice President
1 Corporate Way
Lansing, MI 48951

Marianne Clone                          Vice President
1 Corporate Way
Lansing, MI 48951

Michael Costello                        Assistant Vice President
1 Corporate Way
Lansing, MI 48951

James B. Croom                          Vice President
1 Corporate Way
Lansing, MI 48951

George D. Daggett                       Assistant Vice President & Illustration
7601 Technology Way                     Officer
Denver, CO 80237

Lisa C. Drake                           Senior Vice President & Chief Actuary
1 Corporate Way
Lansing, MI 48951

Phillip Brian Eaves                     Vice President
1 Corporate Way
Lansing, MI 48951

Charles F. Field                        Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Terence M. Finan                        Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Dana Malesky Flegler                    Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Robert A. Fritts                        Senior Vice President & Controller
1 Corporate Way
Lansing, MI 48951

Patrick W. Garcy                        Assistant Vice President
1 Corporate Way
Lansing, MI 48951

James D. Garrison                       Vice President
1 Corporate Way
Lansing, MI 48951

Julia A. Goatley                        Vice President & Assistant Secretary
1 Corporate Way
Lansing, MI 48951

John A. Gorgenson                       Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Robert W. Hajdu                         Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Cliff S. Hale, M.D.                     Vice President
1 Corporate Way
Lansing, MI 48951

Laura L. Hanson                         Vice President
1 Corporate Way
Lansing, MI 48951

Robert L. Hill                          Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Andrew B. Hopping                       Executive Vice President, Chief
1 Corporate Way                         Financial Officer & Director
Lansing, MI 48951

H. Dean Hosfield                        Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Stephen A. Hrapkiewicz, Jr.             Senior Vice President
1 Corporate Way
Lansing, MI 48951

Thomas J. Hruska                        Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Julie A. Hughes                         Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Clifford J. Jack                        Executive Vice President & Chief
7601 Technology Way                     Distribution Officer
Denver, CO 80237

Scott Klus                              Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Daniel W. Koors                         Assistant Vice President
225 W. Wacker Drive
Suite 1200
Chicago, IL 60606

Everett W. Kunzelman                    Vice President
1 Corporate Way
Lansing, MI 48951

Richard Liphardt                        Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Lynn W. Lopes                           Vice President
1 Corporate Way
Lansing, MI 48951

Ab B. Manning                           Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Clark P. Manning, Jr.                   President, Chief Executive Officer,
1 Corporate Way                         & Director
Lansing, MI 48951

Thomas J. Meyer                         Senior Vice President, General Counsel &
1 Corporate Way                         Secretary
Lansing, MI 48951

Dean M. Miller                          Vice President
1 Corporate Way
Lansing, MI 48951

Keith R. Moore                          Vice President
1 Corporate Way
Lansing, MI 48951

Jacky Morin                             Vice President
1 Corporate Way
Lansing, MI 48951

P. Chad Myers                           Senior Vice President
1 Corporate Way
Lansing, MI 48951

J. George Napoles                       Executive Vice President & Chief
1 Corporate Way                         Administration Officer
Lansing, MI 48951

Mark D. Nerud                           Vice President
225 W. Wacker Drive
Suite 1200
Chicago, IL 60606

Timothy J. Padot                        Vice President
1 Corporate Way
Lansing, MI 48951

Russell E. Peck                         Vice President
1 Corporate Way
Lansing, MI 48951

Laura L. Prieskorn                      Vice President
1 Corporate Way
Lansing, Michigan 48951

Dana S. Rapier                          Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Susan S. Rhee                           Assistant Vice President
1 Corporate Way
Lansing, MI 48951

William R. Schulz                       Vice President
1 Corporate Way
Lansing, MI 48951

Muhammad S. Shami                       Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Christian J. Shiemke                    Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Kathleen M. Smith                       Vice President
1 Corporate Way
Lansing, MI 48951

Gary L. Stone                           Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Heather R. Strang                       Vice President
1 Corporate Way
Lansing, MI 48951

James R. Sopha                          Executive Vice President & Director
1 Corporate Way
Lansing, MI 48951

Eamon J. Twomey                         Vice President
1 Corporate Way
Lansing, MI 48951

Robert M. Tucker, Jr.                   Vice President
1 Corporate Way
Lansing, MI 48951

Marcia L. Wadsten                       Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Michael A. Wells                        Chief Operating Officer & Director
401 Wilshire Boulevard
Suite 1200
Santa Monica, CA 90401

Toni Zvonar                             Assistant Vice President
1 Corporate Way
Lansing, MI 48951

David A. Zyble                          Assistant Vice President
1 Corporate Way
Lansing, MI 48951



Item 28.       Persons Controlled by or Under Common Control with the Depositor or Registrant.

Company                      State of Organization      Control/Ownership          Business Principal

Alcona Funding LLC           Delaware                   100% Jackson National      Investment Related
                                                        Life Insurance Company     Company

Berrien Funding LLC          Delaware                   100% Jackson National      Investment Related
                                                        Life Insurance Company     Company

Brooke GP                    Delaware                   99% Brooke (Holdco 1)      Holding Company
                                                        Inc.                       Activities

                                                        1% Brooke (Holdco 2)
                                                        Inc.

Brooke LLC                   Delaware                   77% Prudential (US         Holding Company
                                                        Holdco 2) Limited          Activities

                                                        23% Brooke (Jersey)
                                                        Limited

Brooke (Holdco 1) Inc.       Delaware                   100% Prudential (US        Holding Company
                                                        Holdco 3) BV               Activities

Brooke (Holdco 2) Inc.       Delaware                   100% Brooke (Holdco 1)     Holding Company
                                                        Inc.                       Activities

Brooke Holdings LLC          Delaware                   100% Nicole Finance        Holding Company
                                                        Inc.                       Activities

Brooke Holdings (UK)         United Kingdom             100% Brooke GP             Holding Company
Limited                                                                            Activities

Brooke Investment, Inc.      Delaware                   100% Brooke Holdings       Investment Related
                                                        LLC                        Company

Brooke Life Insurance        Michigan                   100% Brooke Holdings       Life Insurance
Company                                                 LLC

Brooke (Jersey) Limited      United Kingdom             100% Prudential (US        Holding Company
                                                        Holdco 2) Limited          Activities

Calhoun Funding LLC          Delaware                   100% Jackson National      Investment Related
                                                        Life Insurance Company     Company

Curian Capital, LLC          Michigan                   100% Jackson National      Registered Investment
                                                        Life Insurance Company     Advisor

Curian Clearing LLC          Michigan                   100% Jackson National      Broker/Dealer
(formerly, BH Clearing                                  Life Insurance Company
LLC)

GCI Holding Corporation      Delaware                   75.8% Jackson National     Holding Company/
                                                        Life Insurance Company     Jackson Investment

Hermitage Management, LLC    Michigan                   100% Jackson National      Advertising Agency
                                                        Life Insurance Company

Holborn Delaware LLC         Delaware                   100% Prudential Four       Holding Company
                                                        Limited                    Activities

Horizon Capital   Delaware                              35.8% Jackson National     Jackson Investment
Partners I, L.P.                                        Life Insurance Company

IFC Holdings, Inc.           Delaware                   100% National Planning     Broker/Dealer and
d/b/a INVEST Financial                                  Holdings Inc.              Investment Adviser
Corporation

Investment Centers of        North Dakota               100% IFC Holdings, Inc.    Broker/Dealer and
America, Inc.                                                                      Investment Adviser

JNL Investors Series Trust   Massachusetts              100% Jackson National      Investment Company
                                                        Life Insurance Company

Jackson Investment           Michigan                   100% Brooke Holdings       Investment Adviser
Management LLC                                          LLC

Jackson National Asset       Michigan                   100% Jackson National      Investment Adviser and
Management, LLC                                         Life Insurance Company     Transfer Agent

Jackson National Life        Bermuda                    100% Jackson National      Life Insurance
(Bermuda) Ltd.                                          Life Insurance Company

Jackson National Life        Delaware                   100% Jackson National      Advertising/Marketing
Distributors LLC                                        Life Insurance Company     Corporation and
                                                                                   Broker/Dealer

Jackson National Life        New York                   100% Jackson National      Life Insurance
Insurance Company                                       Life Insurance Company
of New York

JNLI LLC                     Delaware                   100% Jackson National      Tuscany Notes
                                                        Life Insurance Company

JNL Series Trust             Massachusetts              Common Law Trust with      Investment Company
                                                        contractual association
                                                        with Jackson National
                                                        Life Insurance Company
                                                        of New York

JNL Southeast Agency LLC     Michigan                   100% Jackson National      Insurance Agency
                                                        Life Insurance Company

JNL Variable Fund LLC        Delaware                   100% Jackson National      Investment Company
                                                        Separate Account - I

JNLNY Variable Fund I LLC    Delaware                   100% JNLNY Separate        Investment Company
                                                        Account I

Maple Road Warehouse, LLC    Delaware                   100% Jackson National      Jackson Investment
                                                        Life Insurance Company

Mercantile Capital           Delaware                   37.7% Jackson National     Jackson Investment
Partners I, L.P.                                        Life Insurance Company

Mercantile Equity I          Delaware                   99% Jackson National       Jackson Investment
LP                                                      Life Insurance Company

Mercantile Equity III        Delaware                   99% Jackson National       Jackson Investment
LP                                                      Life Insurance Company

National Planning            Delaware                   100% National Planning     Broker/Dealer and
Corporation                                             Holdings, Inc.             Investment Adviser

National Planning            Delaware                   100% Brooke Holdings       Holding Company
Holdings, Inc.                                          LLC                        Activities

Nicole Finance Inc.          Delaware                   100% Brooke GP             Holding Company
                                                                                   Activities

PGDS (US One) LLC            Delaware                   100% Jackson National      Holding Company
                                                        Life Insurance Company     Activities

PGDS (US Two) LLC            Delaware                   100% PGDS (US One) LLC     Holding Company
                                                                                   Activities

Piedmont CDO Trust           Delaware                   100% Piedmont Funding LLC  Investment Company
                                                                                   (Piedmont Notes)

Piedmont Funding LLC         Delaware                   100% Jackson National      Investment Related
                                                        Life Insurance Company     Company

PPM America Private          Delaware                   54.54% Jackson National    Jackson Investment
Equity Fund LP                                          Life Insurance Company

PPM America Private          Delaware                   50% Jackson National       Jackson Investment
Equity Fund II, LP                                      Life Insurance Company

PPM America Private          Delaware                   50% Jackson National       Jackson Investment
Equity Fund III, LP                                     Life Insurance Company

PPM Holdings, Inc.           Delaware                   100% Brooke Holdings       Holding Company
                                                        LLC                        Activities

Prudential plc               United Kingdom             Publicly Traded            Financial Institution

Prudential Corporation       United Kingdom             100% Prudential Holdings   Holding Company
Holdings, Limited                                       Limited                    Activities

Prudential Holdings          Scotland                   100% Prudential plc        Holding Company
Limited                                                                            Activities

Prudential Four Limited      United Kingdom             98% Prudential             Holding Company
                                                        Corporation Holdings,      Activities
                                                        Limited

                                                        2% Prudential plc

Prudential                   Netherlands                100% Prudential (US        Holding Company
(US Holdco 1) BV                                        Holdco 1) Limited          Activities

Prudential                   Netherlands                100% Prudential (US        Holding Company
(US Holdco 2) BV                                        Holdco 1) BV               Activities

Prudential                   Netherlands                100% Prudential (US        Holding Company
(US Holdco 3) BV                                        Holdco 2) BV               Activities

Prudential                   United Kingdom             76.72% Brooke LLC          Holding Company
(US Holdco 1) Limited                                                              Activities
                                                        23.28% Prudential Four
                                                        Limited

Prudential                   Gibraltar                  100% Holborn Delaware      Holding Company
(US Holdco 2) Limited                                   LLC                        Activities

SII Investments, Inc.        Wisconsin                  100% National Planning     Broker/Dealer and
                                                        Holdings, Inc.             Investment Adviser

Squire Reassurance           Michigan                   100% Jackson National      Special Purpose
Company LLC                                             Life Insurance             Financial Captive
                                                        Company                    Insurance Company

Squire Capital I LLC         Michigan                   100% Jackson National      Investment Related
                                                        Life Insurance             Company
                                                        Company

Squire Capital II LLC        Michigan                   100% Jackson National      Investment Related
                                                        Life Insurance             Company
                                                        Company

The Holliston Mills          Delaware                   100% GCI Holding           Jackson Investment
                                                        Corporation

Wynnefield Equity I, LP      Pennsylvania               99% Jackson National       Jackson Investment
                                                        Life Insurance Company


Item 29. Indemnification

Provision is made in the Company's Amended By-Laws for indemnification by the Company of any person who was or is a party or is threatened to be made a party to a civil, criminal, administrative or investigative action by reason of the fact that such person is or was a director, officer or employee of the Company, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceedings, to the extent and under the circumstances permitted by the General Corporation Law of the State of Michigan.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30. Principal Underwriters

(a) Jackson National Life Distributors LLC acts as general distributor for the Jackson National Separate Account IV. Jackson National Life Distributors LLC also acts as general distributor for Jackson National Separate Account I, Jackson National Separate Account III, Jackson National Separate Account V, JNLNY Separate Account I, JNLNY Separate Account II, JNLNY Separate Account IV and JNL Series Trust.

(b)

(1) Name and Principal Business Address (2) Positions and Offices with Depositor

Michael A. Wells                 Manager
401 Wilshire Blvd.
Suite 1200
Santa Monica, CA 90401

Andrew B. Hopping                Chief Financial Officer
1 Corporate Way
Lansing, MI 48951

Clifford J. Jack                 Manager, President and Chief Executive Officer
7601 Technology Way
Denver, CO 80237

Stephen M. Ash                   Vice President
7601 Technology Way
Denver, CO 80237

Pamela Aurbach                   Vice President
7601 Technology Way
Denver, CO 80237

Jeffrey Bain                     Vice President
7601 Technology Way
Denver, CO 80237

Brad Baker                       Assistant Vice President
7601 Technology Way
Denver, CO 80237

Lawrence Barredo                 Assistant Vice President
7601 Technology Way
Denver, CO 80237

Mercedes Biretto                 Vice President
7601 Technology Way
Denver, CO 80237

James Bossert                    Senior Vice President
7601 Technology Way
Denver, CO 80237

Amy Bozic                        Regional Vice President
7601 Technology Way
Denver, CO 80237

J. Edward Branstetter, Jr.       Assistant Vice President
7601 Technology Way
Denver, CO 80237

Kristina Brendlinger             Assistant Vice President
7601 Technology Way
Denver, CO 80237

William Britt                    Regional Vice President
7601 Technology Way
Denver, CO 80237

Tori Bullen                      Senior Vice President
210 Interstate North Parkway
Suite 401
Atlanta, GA 30339-2120

Greg Cicotte                     Executive Vice President,
7601 Technology Way              National Sales Manager
Denver, CO 80237

Maura Collins                    Vice President
7601 Technology Way
Denver, CO 80237

Christopher Cord                 Assistant Vice President
7601 Technology Way
Denver, CO 80237

George Daggett                   Assistant Vice President
7601 Technology Way
Denver, CO 80237

Carl Donahue                     Assistant Vice President
7601 Technology Way
Denver, CO 80237

Paul Fitzgerald                  Senior Vice President
7601 Technology Way
Denver, CO 80237

Julia A. Goatley                 Assistant Secretary
1 Corporate Way
Lansing, MI 48951

Luis Gomez                       Vice President
7601 Technology Way
Denver, CO 80237

Kevin Grant                      Senior Vice President
7601 Technology Way
Denver, CO 80237

Rupert T. Hall, Jr.              Regional Vice President
7601 Technology Way
Denver, CO 80237

Bonnie Howe                      Vice President and General Counsel
7601 Technology Way
Denver, CO 80237

Thomas Hurley                    Senior Vice President
7601 Technology Way
Denver, CO 80237

Mark Jones                       Vice President
7601 Technology Way
Denver, CO 80237

Steve Johnson                    Regional Vice President
7601 Technology Way
Denver, CO 80237

Georgette Kraag                  Regional Vice President
7601 Technology Way
Denver, CO 80237

Steve Kluever                    Senior Vice President
7601 Technology Way
Denver, CO 80237

John Koehler                     Vice President
7601 Technology Way
Denver, CO 80237

James Livingston                 Executive Vice President
7601 Technology Way
Denver, CO 80237

Barbara Logsdon                  Assistant Vice President
7601 Technology Way
Denver, CO 80237

Doug Mantelli                    Vice President
7601 Technology Way
Denver, CO 80237

James McCorkle                   Vice President
7601 Technology Way
Denver, CO 80237

Tamu McCreary                    Assistant Vice President
7601 Technology Way
Denver, CO 80237

Brooke Meyer                     Vice President
1 Corporate Way
Lansing, MI 48951

Thomas J. Meyer                  Manager and Secretary
1 Corporate Way
Lansing, MI 48951

Megan Meyers                     Regional Vice President
7601 Technology Way
Denver, CO 80237

Jack Mishler                     Senior Vice President
7601 Technology Way
Denver, CO 80237

Diane Montana                    Assistant Vice President
7601 Technology Way
Denver, CO 80237

Tony Natale                      Assistant Vice President
38705 Seven Mile Road,
Suite 251
Livonia, MI 48152-1058

Steve Papa                       Regional Vice President
7601 Technology Way
Denver, CO 80237

Eric Palumbo                     Vice President
7601 Technology Way
Denver, CO 80237

Allison Pearson                  Assistant Vice President
7601 Technology Way
Denver, CO 80237

Jeremy Rafferty                  Assistant Vice President
7601 Technology Way
Denver, CO 80237

Alison Reed                      Vice President
7601 Technology Way
Denver, CO 80237

Traci Reiter                     Assistant Vice President
7601 Technology Way
Denver, CO 80237

Gregory B. Salsbury              Executive Vice President
7601 Technology Way
Denver, CO 80237

Marilynn Scherer                 Vice President
7601 Technology Way
Denver, CO 80237

Kathleen Schofield               Vice President
7601 Technology Way
Denver, CO 80237

Jennifer (Seamount) Miller       Vice President
7601 Technology Way
Denver, CO 80237

Daniel Starishevsky              Senior Vice President
7601 Technology Way
Denver, CO 80237

David Stebenne                   Regional Vice President
7601 Technology Way
Denver, CO 80237

Brian Sward                      Assistant Vice President
7601 Technology Way
Denver, CO 80237

Jeremy Swartz                    Assistant Vice President
7601 Technology Way
Denver, CO 80237

Robin Tallman                    Assistant Vice President
7601 Technology Way
Denver, CO 80237

Doug Townsend                    Senior Vice President and Controller and FinOp
7601 Technology Way
Denver, CO 80237

C. Ray Trueblood                 Vice President
7601 Technology Way
Denver, CO 80237

Asa Wood                         Vice President
7601 Technology Way
Denver, CO 80237

Daniel Wright                    Vice President and Chief Compliance Officer
7601 Technology Way
Denver, CO 80237

Phil Wright                      Vice President
7601 Technology Way
Denver, CO 80237

Matthew Yellott                  Assistant Vice President
7601 Technology Way
Denver, CO 80237

(c)

Name of Principal       Net Underwriting      Compensation on      Brokerage             Compensation
Underwriter             Discounts and         Redemption or        Commissions
                        Commissions           Annuitization

Jackson National Life   Not Applicable        Not Applicable       Not Applicable        Not Applicable
Distributors LLC

Item 31. Location of Accounts and Records

         Jackson National Life Insurance Company
         1 Corporate Way
         Lansing, Michigan 48951

         Jackson National Life Insurance Company
         Institutional Marketing Group Service Center
         1 Corporate Way
         Lansing, Michigan 48951

         Jackson National Life Insurance Company
         7601 Technology Way
         Denver, Colorado 80237

         Jackson National Life Insurance Company
         225 West Wacker Drive, Suite 1200
         Chicago, IL  60606

Item 32. Management Services

Not Applicable

Item 33. Fee Representation

Jackson National Life Insurance Company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Jackson National Life Insurance Company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment and has caused this Post-Effective Amendment to be signed on its behalf, by the undersigned, duly authorized, in the City of Lansing, and State of Michigan, on this 24th day of September, 2009.

Jackson National Separate Account IV
(Registrant)

By:  Jackson National Life Insurance Company

By:  THOMAS J. MEYER
     Thomas J. Meyer
     Senior Vice President, Secretary and General Counsel

     Jackson National Insurance Company (Depositor)

By:  THOMAS J. MEYER
     Thomas J. Meyer
     Senior Vice President, Secretary and General Counsel

Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

*THOMAS J. MEYER                                         September 24, 2009
Clark P. Manning
Chief Executive Officer and Director

*THOMAS J. MEYER                                         September 24, 2009
Michael A. Wells
Director

*THOMAS J. MEYER                                         September 24, 2009
Andrew B. Hopping
Executive Vice President - Chief Financial
Officer and Director

*THOMAS J. MEYER                                         September 24, 2009
Robert A. Fritts
Vice President and Controller - Financial
Operations

*THOMAS J. MEYER                                         September 24, 2009
James R. Sopha
Executive Vice President and Director

* By Thomas J. Meyer
Senior Vice President, Secretary,
General Counsel and Attorney-in-Fact

                                POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as directors and/or officers of JACKSON NATIONAL LIFE INSURANCE COMPANY (the Depositor), a Michigan corporation, hereby appoint Clark P. Manning, Jr., Andrew B. Hopping, Thomas J. Meyer, Patrick W. Garcy, Susan S. Rhee, and Anthony L. Dowling (each with power to act without the others) his attorney-in-fact and agent, with full power of substitution and resubstitution, for and in his name, place and stead, in any and all capacities, to sign applications and registration statements, and any and all amendments, with power to affix the corporate seal and to attest it, and to file the applications, registration statements, and amendments, with all exhibits and requirements, in accordance with the Securities Act of 1933, the Securities and Exchange Act of 1934, and/or the Investment Company Act of 1940. This Power of Attorney concerns JNL Separate Account - I (033-82080, 333-70472, 333-73850, 333-118368, 333-119656, 333-132128 and 333-136472, 333-155675), JNL
Separate Account III (333-41153), JNL Separate Account IV (333-108433 and 333-118131), and JNL Separate Account V (333-70697), as well as any future separate accounts the Depositor establishes through which securities, particularly variable annuity contracts and variable universal life insurance policies, are to be offered for sale. The undersigned grant to each attorney-in-fact and agent full authority to take all necessary actions to effectuate the above as fully, to all intents and purposes, as he/she could do in person, thereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may lawfully do or cause to be done by virtue hereof. This instrument may be executed in one or more counterparts.

IN WITNESS WHEREOF, the undersigned have executed this Power of Attorney as of the 2nd day of January, 2009.

CLARK P. MANNING
Clark P. Manning, Jr., President, Chief
Executive Officer and Director

MICHAEL A. WELLS
Michael A. Wells, Chief Operating Officer and Director

ANDREW B. HOPPING
Andrew B. Hopping, Executive Vice President,
Chief Financial Officer and Director

ROBERT A. FRITTS
Robert A. Fritts, Senior Vice President and
Controller

JAMES R. SOPHA
James R. Sopha, Executive Vice President, and Director

                                  EXHIBIT LIST

Exhibit
No.      Description


k.   Opinion and Consent of Counsel, attached hereto as EX-k.

n. Consent of Independent Registered Public Accounting Firm, attached hereto as EX-n.

g8. Automatic Yearly Renewable Term Reinsurance Agreement between Jackson National Life Insurance Company and Generali USA Life Reassurance Company, attached hereto.